Auditor's Fees and Services	12 Months Ended
Dec. 31, 2020
Auditors Fees And Services
Auditor's Fees and Services

32. Auditor’s fees and services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the 2020 financial years consist of:

in EUR thousands	2020	2019	2018
Auditing services	530	571	580
[of which for the previous year]	[54]	[102]	[221]
Other audit services	-	-	85
	530	571	665

The auditing services includes, in addition to the mandatory audit of the annual and consolidated financial statements of Biofrontera AG, the review of the condensed interim financial statements and interim management report, as well as the audit of the consolidated financial statements according to PCAOB standards.

As in the previous year, no other audit services were provided.